Pacer WealthShield ETF
Schedule of Investments
July 31, 2024 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Communication Services - 5.5%
Alphabet, Inc. - Class A	1,107	$189,895
Alphabet, Inc. - Class C (a)	919	159,125
Meta Platforms, Inc. - Class A	729	346,151
Netflix, Inc. (b)	373	234,374
Pinterest, Inc. - Class A (b)	1,664	53,165
ROBLOX Corp. - Class A (b)	1,236	51,319
Snap, Inc. - Class A (a)(b)	2,566	34,179
ZoomInfo Technologies, Inc. (a)(b)	765	8,690
		1,076,898

Consumer Discretionary - 4.9%
Airbnb, Inc. - Class A (b)	1,141	159,238
Amazon.com, Inc. (b)	2,025	378,634
Booking Holdings, Inc.	44	163,460
Carvana Co. (a)(b)	300	39,969
DoorDash, Inc. - Class A (a)(b)	775	85,808
DraftKings, Inc. (b)	1,328	49,070
eBay, Inc. (a)	1,390	77,298
		953,477

Consumer Staples - 19.9%
Altria Group, Inc.	2,470	121,055
Archer-Daniels-Midland Co.	706	43,779
Brown-Forman Corp. - Class B (a)	260	11,742
Bunge Global SA	205	21,572
Campbell Soup Co. (a)	279	13,074
Church & Dwight Co., Inc.	353	34,597
Clorox Co.	177	23,352
Coca-Cola Co.	5,588	372,943
Colgate-Palmolive Co.	1,180	117,044
Conagra Brands, Inc.	688	20,860
Constellation Brands, Inc. - Class A	233	57,122
Costco Wholesale Corp.	641	526,902
Dollar General Corp.	316	38,043
Dollar Tree, Inc. (a)(b)	298	31,093
Estee Lauder Cos., Inc. - Class A (a)	335	33,369
General Mills, Inc. (a)	808	54,249
Hershey Co. (a)	214	42,261
Hormel Foods Corp.	418	13,422
J M Smucker Co.	149	17,575
Kellanova	381	22,155
Kenvue, Inc.	2,749	50,829
Keurig Dr Pepper, Inc.	1,495	51,249
Kimberly-Clark Corp.	483	65,229
Kroger Co.	966	52,647
Lamb Weston Holdings, Inc. (a)	205	12,304
Marathon Digital Holdings, Inc. (a)(b)	748	14,713
McCormick & Co., Inc.	363	27,955
Molson Coors Beverage Co. - Class B (a)	260	13,741
Mondelez International, Inc. - Class A	1,943	132,804
Monster Beverage Corp. (b)	1,022	52,582
PepsiCo, Inc.	1,987	343,095
Philip Morris International, Inc.	2,241	258,074
Procter & Gamble Co.	3,409	548,031
Sysco Corp.	715	54,805
Target Corp.	669	100,624
The Kraft Heinz Co.	1,133	39,893
Tyson Foods, Inc. - Class A	409	24,908
Walgreens Boots Alliance, Inc.	1,031	12,238
Walmart, Inc.	6,156	422,548
		3,894,478

Financials - 21.8%
Aflac, Inc. (a)	351	33,478
Allstate Corp. (a)	182	31,144
American Express Co. (a)	386	97,673
American International Group, Inc.	448	35,495
Ameriprise Financial, Inc.	66	28,385
Aon PLC	147	48,291
Arch Capital Group Ltd. (b)	257	24,615
Arthur J Gallagher & Co. (a)	148	41,957
Assurant, Inc.	35	6,120
Bank of America Corp.	4,621	186,273
Bank of New York Mellon Corp.	504	32,795
Berkshire Hathaway, Inc. - Class B (b)	1,228	538,478
BlackRock, Inc.	95	83,268
Blackstone, Inc.	482	68,516
Brown & Brown, Inc.	157	15,611
Capital One Financial Corp.	262	39,667
Cboe Global Markets, Inc.	70	12,846
Charles Schwab Corp.	1,008	65,712
Chubb Ltd. (a)	278	76,633
Cincinnati Financial Corp.	104	13,585
Citigroup, Inc. (a)	1,284	83,306
Citizens Financial Group, Inc.	311	13,270
CME Group, Inc.	247	47,846
Corpay, Inc. (b)	47	13,716
Discover Financial Services	166	23,902
Everest Group Ltd.	29	11,393
FactSet Research Systems, Inc.	26	10,740
Fidelity National Information Services, Inc. (a)	377	28,965
Fifth Third Bancorp (a)	462	19,561
Fiserv, Inc. (b)	396	64,774
Franklin Resources, Inc. (a)	198	4,528
Global Payments, Inc.	169	17,177
Globe Life, Inc.	56	5,193
Goldman Sachs Group, Inc.	219	111,478
Hartford Financial Services Group, Inc.	196	21,740
Huntington Bancshares, Inc.	977	14,606
Intercontinental Exchange, Inc.	389	58,957
Invesco Ltd. (a)	307	5,299
Jack Henry & Associates, Inc.	49	8,403
JPMorgan Chase & Co.	1,945	413,896
KeyCorp.	633	10,210
KKR & Co., Inc.	450	55,553
Loews Corp.	120	9,594
M&T Bank Corp.	111	19,111
MarketAxess Holdings, Inc.	26	5,812
Marsh & McLennan Cos., Inc.	337	75,006
Mastercard, Inc. - Class A	556	257,823
MetLife, Inc.	404	31,047
Moody's Corp.	106	48,387
Morgan Stanley	846	87,316
MSCI, Inc.	54	29,201
Nasdaq, Inc. (a)	255	17,258
Northern Trust Corp.	136	12,056
PayPal Holdings, Inc. (a)(b)	3,213	211,351
PNC Financial Services Group, Inc.	273	49,440
Principal Financial Group, Inc.	143	11,656
Progressive Corp.	397	85,006
Prudential Financial, Inc. (a)	247	30,954
Raymond James Financial, Inc. (a)	124	14,384
Regions Financial Corp.	615	13,758
S&P Global, Inc.	217	105,186
State Street Corp.	208	17,674
Synchrony Financial (a)	275	13,967
T Rowe Price Group, Inc.	148	16,903
Travelers Cos., Inc.	157	33,981
Truist Financial Corp.	904	40,400
US Bancorp	1,051	47,169
Visa, Inc. - Class A	1,066	283,204
W R Berkley Corp.	201	11,081
Wells Fargo & Co.	2,352	139,568
Willis Towers Watson PLC	68	19,195
		4,262,543

Health Care - 0.4%
Teladoc Health, Inc. (a)(b)	422	3,980
Veeva Systems, Inc. - Class A (b)	414	79,459
		83,439

Industrials - 0.1%
Paycom Software, Inc.	148	24,685

Information Technology - 26.6%(d)
Accenture PLC - Class A	164	54,222
Adobe, Inc. (b)	116	63,991
Advanced Micro Devices, Inc. (b)	417	60,248
Akamai Technologies, Inc. (a)(b)	425	41,769
Amphenol Corp.	310	19,921
Analog Devices, Inc. (a)	126	29,154
ANSYS, Inc. (b)	21	6,586
Apple, Inc.	3,710	823,917
Applied Materials, Inc.	212	44,986
Arista Networks, Inc. (a)(b)	612	212,089
Atlassian Corp. - Class A (b)	487	85,990
Autodesk, Inc. (b)	53	13,119
Box, Inc. (a)(b)	398	11,192
Broadcom, Inc.	1,120	179,962
Cadence Design System, Inc. (b)	70	18,736
CDW Corp.	35	7,634
Ciena Corp. (b)	391	20,621
Cisco Systems, Inc.	4,740	229,653
Cloudflare, Inc. - Class A (a)(b)	789	61,148
Cognizant Technology Solutions Corp.	126	9,536
Confluent, Inc. - Class A (b)	755	18,890
Corning, Inc.	195	7,802
Crowdstrike Holdings, Inc. - Class A (b)	58	13,454
Datadog, Inc. - Class A (a)(b)	713	83,022
DocuSign, Inc. (b)	581	32,234
Dropbox, Inc. - Class A (b)	644	15,404
Enphase Energy, Inc. (a)(b)	39	4,489
EPAM Systems, Inc. (b)	17	3,657
F5, Inc. (b)	17	3,462
Fair Isaac Corp. (b)	6	9,600
First Solar, Inc. (b)	31	6,696
Fortinet, Inc. (b)	165	9,577
Gartner, Inc. (a)(b)	19	9,523
Gen Digital, Inc.	141	3,665
GoDaddy, Inc. - Class A (b)	458	66,616
Hewlett Packard Enterprise Co. (a)	329	6,550
HP, Inc.	221	7,976
HubSpot, Inc. (b)	149	74,057
Intel Corp.	1,090	33,507
International Business Machines Corp.	239	45,921
Intuit, Inc. (a)	72	46,609
Jabil, Inc.	35	3,943
Juniper Networks, Inc.	885	33,356
Keysight Technologies, Inc. (b)	41	5,722
KLA Corp. (a)	35	28,807
Lam Research Corp.	34	31,322
Microchip Technology, Inc. (a)	138	12,252
Micron Technology, Inc.	285	31,299
Microsoft Corp.	1,913	800,304
Monolithic Power Systems, Inc.	12	10,357
Motorola Solutions, Inc.	43	17,154
NetApp, Inc.	51	6,476
Nutanix, Inc. (b)	630	31,821
NVIDIA Corp.	6,331	740,854
NXP Semiconductors NV	65	17,105
Okta, Inc. (b)	400	37,576
ON Semiconductor Corp. (b)	106	8,295
Oracle Corp.	414	57,732
Palo Alto Networks, Inc. (b)	84	27,277
PTC, Inc. (a)(b)	35	6,225
Qorvo, Inc. (a)(b)	28	3,354
QUALCOMM, Inc.	286	51,752
Roper Technologies, Inc.	27	14,708
salesforce.com, Inc.	1,018	263,458
Seagate Technology Holdings PLC	48	4,904
ServiceNow, Inc. (b)	52	42,348
Skyworks Solutions, Inc. (a)	38	4,318
Smartsheet, Inc. (b)	314	15,059
Snowflake, Inc. (a)(b)	895	116,690
Super Micro Computer, Inc. (a)(b)	14	9,823
Synopsys, Inc. (b)	40	22,333
TE Connectivity Ltd.	79	12,192
Teledyne Technologies, Inc. (b)	14	5,906
Teradyne, Inc.	37	4,853
Texas Instruments, Inc. (a)	235	47,895
Trimble, Inc. (b)	62	3,381
Tyler Technologies, Inc. (b)	10	5,681
VeriSign, Inc. (b)	26	4,862
Western Digital Corp. (b)	86	5,766
Workday, Inc. - Class A (b)	494	112,197
Zebra Technologies Corp. (b)	15	5,268
Zoom Video Communications, Inc. - Class A (a)(b)	710	42,884
		5,204,694

Utilities - 20.7%
AES Corp.	2,600	46,254
Alliant Energy Corp.	938	52,209
Ameren Corp.	975	77,288
American Electric Power Co., Inc.	1,932	189,568
American Water Works Co., Inc.	715	101,787
Atmos Energy Corp.	558	71,357
CenterPoint Energy, Inc. (a)	2,340	64,935
CMS Energy Corp.	1,096	71,021
Consolidated Edison, Inc.	1,277	124,533
Constellation Energy Corp.	1,159	219,978
Dominion Energy, Inc.	3,074	164,336
DTE Energy Co.	762	91,844
Duke Energy Corp.	2,837	309,999
Edison International	1,412	112,974
Entergy Corp. (a)	780	90,457
Evergy, Inc.	845	49,010
Eversource Energy	1,291	83,799
Exelon Corp.	3,691	137,305
FirstEnergy Corp.	1,895	79,419
NextEra Energy, Inc.	7,552	576,897
NiSource, Inc. (a)	1,644	51,375
NRG Energy, Inc.	762	57,280
PG&E Corp.	7,828	142,861
Pinnacle West Capital Corp. (a)	418	35,777
PPL Corp.	2,703	80,333
Public Service Enterprise Group, Inc.	1,838	146,617
Sempra	2,322	185,899
Southern Co. (a)	4,020	335,750
Vistra Corp. (a)	1,198	94,906
WEC Energy Group, Inc.	1,161	99,916
Xcel Energy, Inc.	2,034	118,542
		4,064,226
TOTAL COMMON STOCKS (Cost $17,292,459)		19,564,440

RIGHTS - 0.0%(e)	Contracts	Value
Health Care - 0.0%(e)
ABIOMED INC (b)(c)	64	0
Bristol-Myers Squibb Co., Expires 01/24/2025, Exercise Price $12.00 (b)(c)	868	0
TOTAL RIGHTS (Cost $0)		0

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING- 12.8%
Mount Vernon Liquid Assets Portfolio, LLC – 5.51% (f)	2,509,241	2,509,241
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $2,509,241)		2,509,241

TOTAL INVESTMENTS - 112.7% (Cost $19,801,700)		22,073,681
Liabilities in Excess of Other Assets - (12.7)%		(2,491,868)
TOTAL NET ASSETS - 100.0%		$19,581,813

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	All or a portion of this security is on loan as of July 31, 2024. The total market value of these securities was $2,498,001 which represented 12.8% of net assets.
(b)	Non-income producing security.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of July 31, 2024.

(d)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(e)	Represents less than 0.05% of net assets.
(f)	The rate shown represents the 7-day annualized effective yield as of July 31, 2024.

Summary of Fair Value Disclosure as of July 31, 2024 (Unaudited)

Pacer WealthShield ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2024:

	Level 1	Level 2	Level 3		Total
Investments:
Common Stocks	$19,564,440	$–	$–		$19,564,440
Rights	–	–	–	(a)	–	(a)
Investments Purchased with Proceeds from Securities Lending(b)	–	–	–		2,509,241
Total Investments	$19,564,440	$–	$–	(a)	$22,073,681

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)	Amount is less than $0.50.
(b)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

PWS(a)	Balance as of 4/30/2024	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 7/31/2024
Rights	$0	$-	$-	$-	$-	$-	$-	$0

The following is a summary of quantitative information about Level 3 Fair Value Measurements:
PWS	Fair Value as of 7/31/2024	Valuation Techniques	Unobservable Input	Impact to Valuation From an Increase to Input
Rights	$0	Acquisition Price	Stale Data	$0.00
Rights	$0	Acquisition Price	Stale Data	$0.00

(a) Table presents information for two securities: Abiomed Inc., which has been valued at $0.00 and Bristol Meyers Squibb Co. which has been valued at $0.00 throughout the period.